Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2023-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-31-2025	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		11/18/2025
2	Payment Date		11/20/2025
3	Collection Period	10/1/2025	10/31/2025	31
4	Monthly Interest Period - Actual/360	10/20/2025	11/19/2025	31
5	Monthly Interest - 30/360			30
6	SOFR Adjustment Date		10/16/2025

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes	245,000,000.00	-	-	-	-
8	Class A-2-A Notes	310,000,000.00	9,969,382.21	9,969,382.21	-	-
9	Class A-2-B Notes	225,000,000.00	7,235,841.93	7,235,841.93	-	-
10	Class A-3 Notes	420,000,000.00	420,000,000.00	8,416,859.95	411,583,140.05	0.9799599
11	Class A-4 Notes	50,000,000.00	50,000,000.00	-	50,000,000.00	1.0000000
12	Total Securities	$1,250,000,000.00	$487,205,224.14	$25,622,084.09	$461,583,140.05

13	Overcollateralization	38,666,430.42	38,666,430.42		38,666,430.42
14	Adjusted Pool Balance	$1,288,666,430.42	$525,871,654.56	$25,622,084.09	$500,249,570.47
15	YSOC	130,170,231.38	49,008,993.84		46,449,703.12
16	Net Pool Balance	$1,418,836,661.80	$574,880,648.40	$25,622,084.09	$546,699,273.59

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	5.60100%	N/A	-	-	-	-
18	Class A-2-A Notes	5.72000%	N/A	47,520.72	0.1532926	10,016,902.93	32.3125901
19	Class A-2-B Notes	4.81379%	4.18379%	29,994.07	0.1333070	7,265,836.00	32.2926044
20	Class A-3 Notes	5.48000%	N/A	1,918,000.00	4.5666667	10,334,859.95	24.6068094
21	Class A-4 Notes	5.57000%	N/A	232,083.33	4.6416666	232,083.33	4.6416666
22	Total Securities			2,227,598.12		27,849,682.21

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	16,396,379.28
24	Scheduled Interest Payments Received	2,782,126.68
25	Prepayments of Principal Received	10,241,761.18
26	Liquidation Proceeds	256,032.46
27	Recoveries Received	354,874.31
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections	30,031,173.91
30	Repurchased Receivables	-
31	Reserve Account Excess Amount (Item 94)	11,009.73
32	Total Available Funds, prior to Servicer Advances	30,042,183.64
33	Servicer Advance (Item 77)	-
34	Total Available Funds + Servicer Advance	30,042,183.64
35	Reserve Account Draw Amount (Item 80)	-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	30,042,183.64

D.	DISTRIBUTIONS

	Distribution Summary:
37	Prior Advance Reimbursement (Item 83)	-
38	Servicing Fees (Item 45)	479,067.21
39	Class A Noteholder Interest (Item 56)	2,227,598.12
40	Principal Distribution Amount (Item 81)	25,622,084.09
41	Amount Paid to Reserve Account to Reach Specified Balance	-
42	Other Amounts Paid to Trustees	-
43	Certificateholders Principal Distribution Amount	-
44	Remaining Funds to Seller	1,713,434.22

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	479,067.21	-	479,067.21

	Pro rata:
46	Class A-1 Interest	-	-	-
47	Class A-2-A Interest	47,520.72	-	47,520.72
48	Class A-2-B Interest	29,994.07		29,994.07
49	Class A-3 Interest	1,918,000.00	-	1,918,000.00
50	Class A-4 Interest	232,083.33	-	232,083.33
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	2,227,598.12	-	2,227,598.12

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
57	Beginning Adjusted Pool Balance		525,871,654.56
58	Beginning Net Pool Balance	574,880,648.40
59	Receipts of Scheduled Principal	(16,396,379.28)
60	Receipts of Prepaid Principal	(10,241,761.18)
61	Liquidation Proceeds	(256,032.46)
62	Other Collections of Principal	-
63	Principal Amount of Repurchases	-
64	Principal Amount of Defaulted Receivables	(1,287,201.89)
65	Ending Net Pool Balance	546,699,273.59
66	Yield Supplement Overcollateralization Amount	46,449,703.12
67	Adjusted Pool Balance	500,249,570.47
68	Less: Adjusted Pool Balance - End of Collection Period		500,249,570.47
69	Calculated Principal Distribution Amount		25,622,084.09

	Calculation of Servicer Advance:
70	Available Funds, prior to Servicer Advances (Item 32)		30,042,183.64
71	Less: Prior Advance Reimbursement (Item 37)		-
72	Less: Servicing Fees Paid (Item 38)		479,067.21
73	Less: Interest Paid to Noteholders (Item 39)		2,227,598.12
74	Less: Calculated Principal Distribution (Item 69)		25,622,084.09
75	Equals: Remaining Available Funds before Servicer Advance		1,713,434.22
76	Monthly Loan Payments Due on Included Units but not received (N/A if Item 75 > 0)		N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 75 and Item 76, else 0)		-

	Calculation of Reserve Account Draw Amount:
78	Remaining Available Funds, before Reserve Account Draw (Item 75 plus Item 77)		1,713,434.22
79	Available Funds Shortfall Amount (If Item 78 < 0, Item 78, else 0)		-
80	Reserve Account Draw Amount (If Item 79 is > 0, Lesser of Reserve Acct Balance and Item 79)		-

81	Principal Distribution Amount (Item 69 - Available Funds Shortfall + Reserve Account Draw Amt)		25,622,084.09

	Reconciliation of Servicer Advance:
82	Beginning Balance of Servicer Advance		-
83	Less: Prior Advance Reimbursement		-
84	Plus: Additional Servicer Advances for Current Period		-
85	Ending Balance of Servicer Advance		-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
86	Specified Reserve Account Balance (Lesser of (a) $3,221,666.08, and (b) the aggregate note balance)	3,221,666.08
87	Initial Reserve Account Balance	3,221,666.08
88	Beginning Reserve Account Balance	3,221,666.08
89	Plus: Net Investment Income for the Collection Period	11,009.73
90	Subtotal: Reserve Fund Available for Distribution	3,232,675.81
91	Plus: Deposit of Excess Available Funds (Item 41)	-
92	Less: Reserve Account Draw Amount (Item 80)	-
93	Subtotal Reserve Account Balance	3,232,675.81
94	Less: Reserve Account Excess Amount to Available Funds (If Item 93 > Item 86)	11,009.73
95	Equals: Ending Reserve Account Balance	3,221,666.08

96	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior	Current Period
97	Net Pool Balance	1,418,836,662	574,880,648	546,699,274
98	Number of Current Contracts	45,971	27,041	26,446
99	Weighted Average Loan Rate	5.69%	5.79%	5.80%
100	Average Remaining Term	57.8	36.5	35.6
101	Average Original Term	67.4	68.6	68.7
102	Monthly Prepayment Rate			1.23%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
103	Aggregate Outstanding Principal Balance of Charged Off Receivables	46	1,543,234.35
104	Liquidation Proceeds on Related Vehicles		256,032.46
105	Recoveries Received on Receivables Previously Charged Off		354,874.31
106	Net Principal Losses for Current Collection Period	46	932,327.58

107	Beginning Net Principal Losses	1,348	21,495,186.27
108	Net Principal Losses for Current Collection Period	46	932,327.58
109	Cumulative Net Principal Losses	1,394	22,427,513.85
110	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,418,836,661.80)		1.58%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
111	Current	97.99%	26,041	535,686,874.60
112	31 - 60 Days Delinquent	1.64%	330	8,973,592.43
113	61 - 90 Days Delinquent	0.37%	75	2,038,806.56
114	91-120 Days Delinquent[1]	0.00%	-	-
115	Total	100.00%	26,446	546,699,273.59

H.	DELINQUENCY AND NET LOSS RATIOS
116	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period	Percentage
117	Current Period	0.16%
118	Prior Period	0.13%
119	Two Periods Prior	0.13%
120	Three Periods Prior	0.16%
	Four Period Average (Current and Three Prior Collection Periods)	0.15%

121	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period	Percentage
122	Current Period	0.37%
123	Prior Period	0.41%
124	Two Periods Prior	0.39%
125	Three Periods Prior	0.34%
	Four Period Average (Current and Three Prior Collection Periods)	0.38%

126	Delinquency Trigger	4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)	0.37%
128	Delinquency Trigger occurred in this collection Period?	No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect
of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

Credit Risk Retention Information (To appear on the first servicing certificate after closing)